ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	March 31,	December 31,
	2025	2024
Trade payable	$175,669	$188,862
Salary payable	423,000	393,000
Accrued interest	133,572	101,769
Other current liabilities	315,303	265,020
	$1,047,544	$948,651